Stockholders' Equity - Schedule of Outstanding Under the Legacy Plan (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	222
Granted		89	89,000		78,000
Ending balance	6,000	237,000	222	237,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	222,000	198,000	198,000	176,000
Granted		89,000	89,000	78,000
Expired		(19,000)	(34,000)	(56,000)
Forfeited		(31,000)	(31,000)
Ending balance		237,000	222,000	237,000	198,000
Beginning balance	$ 30.7	$ 51.71	$ 51.71	$ 87.05
Granted		4.66	4.66	8.79
Expired		140.2	107.69	102.65
Forfeited		8.26	8.26
Ending balance		$ 32.92	$ 30.7	$ 32.92	$ 51.71